Finance Lease	12 Months Ended
Dec. 31, 2024
Finance Lease
Finance Lease

Note 23: Finance Lease

The Company has a finance lease in connection with the expansion into Wheeling, West Virginia to build a banking center during 2024. The finance lease term is 40 years with two additional 10 year terms available. The payment structure for this lease is fixed and will either increase or decrease on pre-dertemined dates at a pre-determined amount.

In accordance with ASC 842, the Company recognized a financing lease asset and corresponding lease liability related to the ground lease. The financing lease asset represents the Company’s right to use an underlying asset for the lease terms, and the lease liability represents the Company’s obligation to make lease payments over the lease term.

The lease is a net lease and, therefore does not contain non-lease components. The Company either pays directly or reimburses the lessor for property and casualty insurance cost and the the propery taxes asserted on the property, as well as a portion of the common area maintenance associated with the property which as categorized as non-components as outline in the applicable guidance.

This financing lease asset and lease liability was determined at the commencement date of the lease based on the present value of the lease payments. This lease does not provide an implicit interest rate. The Company used its incremental collateralized borrowing rate at the Federal Home Loan Bank with similar terms of repayment. The Company used a discount rate of 6.86% and recorded a right of use asset (ROU) and lease liability of $2,764,000. The effective date of the lease was November 21, 2023 and therefore the remaining term is 469 months as of December 31, 2024. Amortization expense of the ROU asset for 2024 was approximately $69,000 and the amount of amortization of the ROU assest was not material to the Company’s is 2023. At December 31, 2024 the ROU asset is included in Premise and Equipment on the Consilidated Balance Sheet.

Maturities of the finance lease liability as December 31, 2024 are as follows:

(In thousands)
Due during the year ending December 31,
2025	$130
2026	210
2027	210
2028	207
2029	185
Thereafter	8,550
Total lease payments	$9,492
Interest	(6,619)
Lease Liability	$2,873